Cover	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Entity File Number	001-12518
Entity Registrant Name	Banco Santander, S.A.
Entity Address, Address Line One	Ciudad Grupo Santander
Entity Address, Postal Zip Code	28660
Entity Address, City or Town	Boadilla del Monte (Madrid)
Entity Address, Country	ES
Entity Central Index Key	0000891478
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY